                                              Filed Pursuant to Rule 497(J)
                                              Registration File No.: 333-108656




                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                October 9, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Dividend Income Value Strategy Series 2003E
     File #333-108656
     Rule 497(j) Filing
     ------------------

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 8, 2003.


                                                Very truly yours,

                                                /s/ Kathleen H. Moriarty, Esq.
                                                ------------------------------
                                                Kathleen H. Moriarty, Esq.


cc:  Keith O'Connell